SCHEDULE CONSOLIDATED TOTAL ASSETS (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 6,634,914	$ 17,079,715
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	6,219,767	15,827,730
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	115,333	1,053,773
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 299,814	$ 198,212